CONDENSED CONSOLIDATED BALANCE SHEETS/CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES	Mar. 31, 2021 USD ($) shares
ASSETS
Cash and cash equivalents	$ 46,839,000
Restricted cash	220,000
Loans held for investment, net	147,247,000
Accrued interest receivable	456,000
Prepaid expenses and other assets	305,000
Total assets	195,067,000
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable, accrued liabilities and deposits	1,121,000
Due to related persons	702,000
Total liabilities	1,823,000
Commitments and contingencies
Shareholders' equity:
Common shares of beneficial interest, $0.001 par value per share; unlimited number of shares authorized; 10,202,009 shares issued and outstanding	10,000
Additional paid in capital	192,884,000
Cumulative net income	350,000
Total shareholders' equity	193,244,000
Total liabilities and shareholders' equity	195,067,000
Composition of net assets attributable to common shares
Common shares, $0.001 par value per share; unlimited number of shares authorized	10,000
Additional paid in capital	$ 192,884,000
Common shares outstanding (in shares) | shares	10,202,009